Consolidated statements of loss and other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Research and license revenue	$ 19,391	$ 5,350	$ 3,747
Operating expenses:
Research and development	(40,105)	(36,945)	(15,701)
General and administrative	(14,124)	(12,018)	(2,719)
Total operating expenses	(54,229)	(48,963)	(18,420)
Operating loss	(34,838)	(43,613)	(14,673)
Interest income (expense), net	257	(625)	(342)
Foreign currency exchange gain (loss), net	2,923	2,040	(869)
Total non-operating income (loss)	3,180	1,415	(1,211)
Loss before income tax	(31,658)	(42,198)	(15,884)
Income tax expense	(249)	(157)	(43)
Loss for the year	(31,907)	(42,355)	(15,927)
Foreign currency translation adjustment	(6,749)	(5,642)	(202)
Total comprehensive loss	$ (38,656)	$ (47,997)	$ (16,129)
Loss per share:
Loss per share, basic	$ (1.23)	$ (2.14)	$ (39.91)
Loss per share, diluted	$ (1.23)	$ (2.14)	$ (39.91)
Weighted average common shares outstanding, basic	25,924,005	19,758,169	399,126
Weighted average common shares outstanding, diluted	25,924,005	19,758,169	399,126